Non-Controlling Interests - Summary of Non-Controlling Interests (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Noncontrolling Interest [Line Items]
Beginning Balance	$ 2,893,222	$ 1,274,154	$ 122,114
Share of profit for the year	(12,883)	(6,224)	6,970
Acquisition of subsidiaries (note 14)		98,696
Exchange differences arising on translation of foreign operations	(823)	828
Share-based compensation (note 28)	8,871	932
Ending Balance	3,103,452	2,893,222	1,274,154
Non-controlling interests [member]
Disclosure Of Noncontrolling Interest [Line Items]
Beginning Balance	25,186	0	27,110
Share of profit for the year	(12,883)	(6,224)	6,970
Acquisition of non-controlling interest of subsidiaries (note)			(34,080)
Acquisition of subsidiaries (note 14)		31,032
Exchange differences arising on translation of foreign operations	(403)	378
Issue of shares (note 16)	444
Share-based compensation (note 28)	7,123
Ending Balance	$ 19,467	$ 25,186	$ 0